Loans, net - Additional information (Detail) - PEN (S/)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Loans refinanced			S/ 80,944,000	S/ 104,173,000
Loans and receivables			50,770,150,000	49,229,448,000
Borrowings			5,590,408,000	6,075,433,000
National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		112.98%
Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage		93.86%
Event After Reporting Period [Member] | National Currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	113.16%
Event After Reporting Period [Member] | Foreign currency [Member]
Disclosure of financial assets [line items]
Maximum interest rate percentage	95.40%
Loans [Member] | securities [Member]
Disclosure of financial assets [line items]
Loans and receivables				123,772,000,000
Credit cards [member] | Non revolving consumer loans [Member]
Disclosure of financial assets [line items]
Loans and receivables			S/ 2,648,176,000,000	S/ 2,666,284,000,000